Segment disclosure	12 Months Ended
Dec. 31, 2018
Statements Line Items
Segment disclosure [Text Block]

30.                  Segment disclosure

The chief operating decision-maker organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metal and other high-quality royalties, streams and similar interests. All of the Company’s assets and revenues are attributable to this single operating segment.

Geographic revenues

Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2018 and 2017, royalty, stream and other interest revenues were mainly earned from the following jurisdictions:

	North	South
	America(i)	America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2018
Royalties	87,141	538	31	4,400	-	92,110
Streams	16,761	9,696	1,332	-	7,668	35,457
Offtakes	339,074	943	22,888	-	-	362,905

	442,976	11,177	24,251	4,400	7,668	490,472

2017
Royalties	72,427	324	-	1,290	-	74,041
Streams	11,321	5,045	-	-	3,385	19,751
Offtakes	96,941	8	22,475	-	-	119,424

	180,689	5,377	22,475	1,290	3,385	213,216

(i)                        94% of revenues from North America were generated from Canada and the United States in 2018 and 2017.

For the year ended December 31, 2018, one royalty interest generated revenues of $58.5 million ($53.8 million for the year ended December 31, 2017), which represented 46% of revenues (57% of revenues for the year ended December 31, 2017) (excluding revenues generated from the offtake interests).

For the year ended December 31, 2018, revenues generated from precious metals and diamonds represented 96% and 3%, respectively, of total revenues (85% and 11% excluding offtakes, respectively). For the year ended December 31, 2017, revenues generated from precious metals and diamonds represented 96% and 4%, respectively, of total revenues (90% and 8% excluding offtakes, respectively).

Royalty, stream and other interests, net

The following table summarizes the royalty, stream and other interests by country, as at December 31, 2018 and 2017, which is based on the location of the property related to the royalty, stream or other interests:

	North	South
	America(i)	America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2018
Royalties	643,193	27,133	10,002	12,180	-	15,215	707,723
Streams	269,257	181,681	3,524	-	85,544	66,404	606,410
Offtakes	58,145	-	8,904	-	33,486	-	100,535

	970,595	208,814	22,430	12,180	119,030	81,619	1,414,668

December 31, 2017
Royalties	713,376	27,047	10,024	12,040	-	8,043	770,530
Streams	382,686	173,591	-	-	78,665	65,136	700,078
Offtakes	56,698	5,109	12,606	-	30,751	-	105,164

	1,152,760	205,747	22,630	12,040	109,416	73,179	1,575,772

(i)                 97% of net interests from North America are located in Canada and the United States as at December 31, 2018 (98% as at December 31, 2017).